Consolidated statement of changes in equity - GBP (£) £ in Millions	Total		Aggregate continuing and discontinued operations	Total shareholders’ equity	Total shareholders’ equity Aggregate continuing and discontinued operations	Share capital	Share premium account	Retained earnings	Retained earnings Aggregate continuing and discontinued operations	Other equity reserves [1]	Other equity reserves Aggregate continuing and discontinued operations [1]	Non-controlling interests	Non-controlling interests Aggregate continuing and discontinued operations
Equity, beginning balance at Mar. 31, 2019	£ 19,568			£ 19,548		£ 458	£ 1,314	£ 21,999		£ (4,223)		£ 20
Profit for the year	1,265	[2]		1,264				1,264				1
Other comprehensive (loss)/income for the year	(165)	[3]		(166)				(509)		343		1
Total comprehensive income/(loss) for the year	1,100	[3]	£ 1,100		£ 1,098				£ 755		£ 343		£ 2
Equity dividends	(892)			(892)				(892)
Scrip dividend-related share issue	(1)			(1)		12	(13)
Issue of treasury shares	17			17				17
Purchase of own shares	(6)			(6)				(6)
Share-based payments	19			19				19
Tax on share-based payments	3			3				3
Cash flow hedges transferred to the statement of financial position, net of tax	(15)			(15)						(15)
Equity, ending balance at Mar. 31, 2020	19,793			19,771		470	1,301	21,895		(3,895)		22
Profit for the year	1,641	[4]		1,640				1,640				1
Other comprehensive (loss)/income for the year	(183)	[3]		(181)				1,001		(1,182)		(2)
Total comprehensive income/(loss) for the year	1,458	[3]	1,458		1,459				2,641		(1,182)		(1)
Equity dividends	(1,413)			(1,413)				(1,413)
Scrip dividend-related share issue	(1)			(1)		4	(5)
Issue of treasury shares	17			17				17
Purchase of own shares	(2)			(2)				(2)
Share-based payments	27			27				27
Tax on share-based payments	(2)			(2)				(2)
Cash flow hedges transferred to the statement of financial position, net of tax	(17)			(17)						(17)
Equity, ending balance at Mar. 31, 2021	19,860			19,839		474	1,296	23,163		(5,094)		21
Profit for the year	2,354			2,353				2,353				1
Other comprehensive (loss)/income for the year	2,477			2,476				1,871		605		1
Total comprehensive income/(loss) for the year	4,831		£ 4,831		£ 4,829				£ 4,224		£ 605		£ 2
Equity dividends	(922)			(922)				(922)
Scrip dividend-related share issue	(1)			(1)		11	(12)
Issue of treasury shares	17			17				17
Increase (decrease) through treasury share transactions, equity	13			13			16	(3)
Share-based payments	43			43				43
Tax on share-based payments	7			7				7
Transfer of accumulated gains and losses on sale of equity investments	0			0				82		(82)
Cash flow hedges transferred to the statement of financial position, net of tax	8			8						8
Equity, ending balance at Mar. 31, 2022	£ 23,856			£ 23,833		£ 485	£ 1,300	£ 26,611		£ (4,563)		£ 23

[1]	For further details of other equity reserves, see note 28.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[3]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[4]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.